DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Schedule of depreciation and amortization by asset type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Total	$ 273.8	$ 220.9	$ 194.3
Buildings and constructions
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Depreciation:	44.3	34.3	30.2
Buildings and constructions | Right-of-use
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Depreciation:	115.4	79.0	65.4
Machinery and equipment
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Depreciation:	43.3	37.8	33.0
Machinery and equipment | Right-of-use
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Depreciation:	9.3	8.4	7.9
Customer relationship
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Amortization:	23.8	23.8	23.3
Other intangible assets
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Amortization:	$ 37.7	$ 37.6	$ 34.4